UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

Foreside Management Services, LLC

690 Taylor Road, Suite 210

Gahanna, OH 43230

(Address of principal executive offices) (Zip Code)

Foreside Management Services, LLC

690 Taylor Road, Suite 210

Gahanna, OH 43230

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 416-9058

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

Item 1.	Schedules of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Portfolio Investments

AAMA Equity Fund

March 31, 2019 (Unaudited)

COMMON STOCKS - 45.1%	Shares	Value
AEROSPACE & DEFENSE - 2.1%
Boeing Company (The)	11,000	$4,195,620
Spirit AeroSystems Holdings, Inc. - Class A	8,900	814,617
United Technologies Corporation	13,438	1,732,024
		6,742,261
AIR FREIGHT & LOGISTICS - 0.7%
FedEx Corporation	12,000	2,176,920

AIRLINES - 0.3%
Southwest Airlines Company	15,200	789,032

BANKS - 5.6%
Bank of America Corporation	103,800	2,863,842
BB&T Corporation	36,800	1,712,304
Commerce Bancshares, Inc.	9,765	566,956
JPMorgan Chase & Company	37,400	3,786,002
KeyCorp	59,400	935,550
PNC Financial Services Group, Inc. (The)	8,100	993,546
SunTrust Banks, Inc.	11,000	651,750
U.S. Bancorp	42,900	2,067,351
Wells Fargo & Company	59,800	2,889,536
Zions Bancorporation	37,400	1,698,334
		18,165,171
BEVERAGES - 0.6%
PepsiCo, Inc.	16,400	2,009,820

BIOTECHNOLOGY - 1.4%
Amgen, Inc.	8,400	1,595,832
Biogen, Inc. (a)	6,700	1,583,746
Regeneron Pharmaceuticals, Inc. (a)	3,400	1,396,108
		4,575,686
BUILDING PRODUCTS - 0.7%
Johnson Controls International plc	47,600	1,758,344
Masco Corporation	13,200	518,892
		2,277,236
COMMUNICATIONS EQUIPMENT - 1.2%
Cisco Systems, Inc.	71,600	3,865,684

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 45.1% (Continued)	Shares	Value
CONSTRUCTION & ENGINEERING - 0.4%
Fluor Corporation	18,000	$662,400
Quanta Services, Inc.	16,100	607,614
		1,270,014
CONSUMER FINANCE - 0.7%
Capital One Financial Corporation	26,500	2,164,785

CONTAINERS & PACKAGING - 0.5%
Ball Corporation	27,000	1,562,220

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
Verizon Communications, Inc.	73,100	4,322,403

ELECTRICAL EQUIPMENT - 0.5%
Emerson Electric Company	24,400	1,670,668

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
Corning, Inc.	97,800	3,237,180

FOOD & STAPLES RETAILING - 1.5%
Kroger Company (The)	37,500	922,500
Walgreens Boots Alliance, Inc.	19,700	1,246,419
Walmart, Inc.	29,100	2,838,123
		5,007,042
FOOD PRODUCTS - 0.8%
Archer-Daniels-Midland Company	31,200	1,345,656
McCormick & Company, Inc.	7,300	1,099,599
		2,445,255
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
Edwards Lifesciences Corporation (a)	6,700	1,281,911
Medtronic plc	15,100	1,375,308
		2,657,219
HEALTH CARE PROVIDERS & SERVICES - 1.7%
CVS Health Corporation	15,300	825,129
Humana, Inc.	4,700	1,250,200
UnitedHealth Group, Inc.	7,400	1,829,724
Universal Health Services, Inc. - Class B	12,100	1,618,617
		5,523,670

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 45.1% (Continued)	Shares	Value
HOUSEHOLD DURABLES - 0.1%
Newell Brands, Inc.	23,000	$352,820

HOUSEHOLD PRODUCTS - 0.7%
Procter & Gamble Company (The)	21,900	2,278,695

INDUSTRIAL CONGLOMERATES - 0.8%
3M Company	12,100	2,514,138

INTERACTIVE MEDIA & SERVICES - 1.2%
Alphabet, Inc. - Class A (a)	3,400	4,001,426

INTERNET & DIRECT MARKETING RETAIL - 1.3%
Amazon.com, Inc. (a)	2,400	4,273,800

IT SERVICES - 1.3%
Mastercard, Inc. - Class A	11,100	2,613,495
Visa, Inc. - Class A	9,400	1,468,186
		4,081,681
MACHINERY - 0.7%
Cummins, Inc.	10,000	1,578,700
ITT, Inc.	12,900	748,200
		2,326,900
OIL, GAS & CONSUMABLE FUELS - 2.5%
Cimarex Energy Company	10,000	699,000
Diamondback Energy, Inc.	7,000	710,710
EOG Resources, Inc.	6,300	599,634
Exxon Mobil Corporation	41,600	3,361,280
Occidental Petroleum Corporation	23,700	1,568,940
Pioneer Natural Resources Company	8,000	1,218,240
		8,157,804
PHARMACEUTICALS - 1.9%
Bristol-Myers Squibb Company	30,000	1,431,300
Johnson & Johnson	16,000	2,236,640
Pfizer, Inc.	61,500	2,611,905
		6,279,845
ROAD & RAIL - 1.8%
Norfolk Southern Corporation	14,200	2,653,838

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 45.1% (Continued)	Shares	Value
ROAD & RAIL - 1.8% (Continued)
Union Pacific Corporation	19,800	$3,310,560
		5,964,398
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
Applied Materials, Inc.	93,800	3,720,108
Intel Corporation	64,300	3,452,910
QUALCOMM, Inc.	50,900	2,902,827
Texas Instruments, Inc.	31,700	3,362,419
		13,438,264
SOFTWARE - 3.2%
Adobe, Inc. (a)	13,200	3,517,668
Microsoft Corporation	32,500	3,833,050
Oracle Corporation	35,000	1,879,850
Red Hat, Inc. (a)	7,000	1,278,900
		10,509,468
SPECIALTY RETAIL - 1.3%
Home Depot, Inc. (The)	17,000	3,262,130
Lowe’s Companies, Inc.	9,000	985,230
		4,247,360
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.3%
Apple, Inc.	22,800	4,330,860

TRADING COMPANIES & DISTRIBUTORS - 0.8%
Fastenal Company	15,000	964,650
W.W. Grainger, Inc.	5,100	1,534,743
		2,499,393
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
T-Mobile US, Inc. (a)	12,300	849,930

TOTAL COMMON STOCKS (Cost $126,754,461)		$146,569,048

EXCHANGE-TRADED FUNDS - 36.4%	Shares	Value
iShares Core S&P 500 ETF	101,200	$28,797,472
iShares Core S&P U.S. Growth ETF	239,600	14,452,672
Schwab U.S. Large-Cap ETF	401,700	27,158,937

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

EXCHANGE-TRADED FUNDS - 36.4% (Continued)	Shares	Value
Vanguard Growth ETF	112,500	$17,597,250
Vanguard S&P 500 ETF	115,600	30,002,824
TOTAL EXCHANGE-TRADED FUNDS (Cost $99,374,357)		$118,009,155

U.S. TREASURY OBLIGATIONS - 13.9%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 13.9% (b)
U.S. Treasury Bills (Cost $44,976,250)	2.376%	04/09/19	$45,000,000	$44,976,125

MONEY MARKET FUNDS - 4.7%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 2.02% (c) (Cost $15,431,776)	15,431,776	$15,431,776

TOTAL INVESTMENTS (Cost $286,536,844) - 100.1%		$324,986,104

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(429,856)

NET ASSETS - 100.0%		$324,556,248

(a)	Non-income producing security.

(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(c)	The rate shown is the 7-day effective yield as of March 31, 2019.

plc - Public Liability Company

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments

AAMA Income Fund

March 31, 2019 (Unaudited)

U.S. GOVERNMENT AGENCIES - 5.6%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 3.5%
Federal Home Loan Bank	2.125%	02/11/20	$5,000,000	$4,985,969

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.1%
Federal Home Loan Mortgage Corporation	2.500%	04/23/20	3,000,000	3,001,617

TOTAL U.S. GOVERNMENT AGENCIES (Cost $7,971,463)				$7,987,586

U.S. TREASURY OBLIGATIONS - 93.6%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 7.7% (a)
U.S. Treasury Bills	2.404%	07/11/19	$11,000,000	$10,926,820

U.S. TREASURY BONDS - 1.4%
U.S. Treasury Bonds	1.500%	05/15/20	2,000,000	1,980,391

U.S. TREASURY NOTES - 84.5%
U.S. Treasury Notes	1.500%	05/31/19	9,500,000	9,484,835
U.S. Treasury Notes	1.625%	08/31/19	10,000,000	9,963,672
U.S. Treasury Notes	3.375%	11/15/19	7,000,000	7,038,828
U.S. Treasury Notes	1.375%	01/15/20	12,000,000	11,901,563
U.S. Treasury Notes	3.500%	05/15/20	6,000,000	6,073,125
U.S. Treasury Notes	1.625%	07/31/20	10,000,000	9,900,781
U.S. Treasury Notes	1.375%	09/15/20	3,000,000	2,959,102
U.S. Treasury Notes	2.625%	11/15/20	5,000,000	5,022,656
U.S. Treasury Notes	3.625%	02/15/21	7,000,000	7,168,984
U.S. Treasury Notes	2.250%	04/30/21	10,000,000	9,994,922
U.S. Treasury Notes	2.000%	08/31/21	10,000,000	9,940,234
U.S. Treasury Notes	2.000%	11/15/21	3,000,000	2,982,422
U.S. Treasury Notes	1.875%	01/31/22	5,000,000	4,950,976
U.S. Treasury Notes	1.875%	05/31/22	5,000,000	4,946,875
U.S. Treasury Notes	1.875%	07/31/22	2,000,000	1,977,344
U.S. Treasury Notes	2.000%	11/30/22	10,000,000	9,921,875

Schedule of Portfolio Investments (Continued)

AAMA Income Fund

U.S. TREASURY OBLIGATIONS - 93.6%
(Continued)	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES - 84.5% (Continued)
U.S. Treasury Notes	2.500%	05/15/24	$6,000,000	$6,071,719
				120,299,913

TOTAL U.S. TREASURY OBLIGATIONS (Cost $133,534,831)				$133,207,124

MONEY MARKET FUNDS - 0.4%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 2.02%(b) (Cost $468,601)	468,601	$468,601

TOTAL INVESTMENTS (Cost $141,974,895) - 99.6%		$141,663,311

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		570,803

NET ASSETS - 100.0%		$142,234,114

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(b)	The rate shown is the 7-day effective yield as of March 31, 2019.

See accompanying notes to Schedules of Portfolio Investments.

Asset Management Funds
Notes to Schedules of Portfolio Investments
March 31, 2019 (Unaudited)

The AAMA Equity Fund and AAMA Income Fund (individually, a “Fund” and collectively the “Funds”) are separate series of Asset Management Funds (the “Trust”). The Trust was reorganized as a Delaware statutory trust on September 30, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financials Services - Investment Companies.” The Trust Agreement permits the Board of Trustees (“Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. Each Fund is represented by a series of shares separate from those of the Trust’s other series. Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

The investment adviser to the Funds is Advanced Asset Management Advisers, Inc. (the “Adviser”).

The Trust maintains an insurance policy that insures its officers and Trustees against certain liabilities. Under the Trust’s organization documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

Significant accounting policies are as follows:

1.	Securities Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities and Exchange-Traded Funds (“ETFs”) for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are normally traded. Investments in open-end investment companies, other than ETFs, are valued at their reported net asset value (“NAV”). In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain prices have become stale, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the

Asset Management Funds
Notes to Schedules of Portfolio Investments (Continued)

value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019:

AAMA Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$146,569,048	$—	$—	$146,569,048
Exchange-Traded Funds	118,009,155	—	—	118,009,155
U.S. Treasury Obligations	—	44,976,125	—	44,976,125
Money Market Funds	15,431,776	—	—	15,431,776
Total	$280,009,979	$44,976,125	$—	$324,986,104

AAMA Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$7,987,586	$—	$7,987,586
U.S. Treasury Obligations	—	133,207,124	—	133,207,124
Money Market Funds	468,601	—	—	468,601
Total	$468,601	$141,194,710	$—	$141,663,311

Refer to each Fund’s Schedule of Portfolio Investments for a listing of the securities by security type and industry type. As of March 31, 2019, the Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2019:

	AAMA Equity	AAMA Income
	Fund	Fund
Cost of portfolio investments	$286,536,880	$141,974,895

Gross unrealized appreciation	$43,189,165	$215,129
Gross unrealized depreciation	(4,739,941)	(526,713)

Net unrealized appreciation (depreciation)	$38,449,224	$(311,584)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for AAMA Equity Fund, is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Asset Management Funds
Notes to Schedules of Portfolio Investments (Continued)

4.	Investment in Other Investment Companies

The Funds may invest a significant portion of their assets in shares of one or more investment companies, including ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their fair value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that a Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of March 31, 2019, the AAMA Equity Fund had 36.4% of the value of its net assets invested in ETFs.

AAAMCO ULTRASHORT FINANCING FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES	9.3%
1 Mo. London Interbank Offering Rate (LIBOR)	9.3%
Freddie Mac
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor), 2.74%(1),(2)		2/25/23	$22,629,000	$22,599,220
(Floating, ICE LIBOR USD 1M + 0.34%, 0.03% Floor), 2.83%(1),(2)		8/25/24	4,781,288	4,760,322
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 2.89%(1),(2)		8/25/25	10,491,474	10,461,951
Freddie Mac REMICS
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 6.50% Cap), 2.89%(1),(2)		4/15/38	10,664,546	10,658,158
				48,479,651
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES (Cost $48,560,870)				48,479,651
FIXED RATE MORTGAGE-RELATED SECURITIES	20.9%
30 Yr. Securities	19.3%
Freddie Mac
4.00%**		1/1/41	71,407	73,527
4.00%**		4/1/41	118,411	121,926
4.00%**		9/1/46	57,760	59,474
4.00%**		2/1/47	26,499	27,286
4.00%**		3/1/47	59,194	60,951
4.00%**		5/1/47	78,150	80,470
4.00%**		6/1/47	77,367	79,663
4.00%**		7/1/47	43,939	45,244
4.00%**		7/1/47	33,573	34,570
4.00%**		10/1/47	28,714	29,566
4.00%**		10/1/47	37,996	39,124
4.00%**		2/1/48	100,953	103,950
4.00%**		4/1/48	24,625	25,356
4.00%**		9/1/48	30,906,367	31,823,839
4.00%**		9/1/48	13,586,397	13,989,717
4.00%**		10/1/48	49,097,501	50,554,988
4.00%**		11/1/48	481,134	495,417
4.00%**		12/1/48	3,146,610	3,240,019
				100,885,087
Collateralized Mortgage Obligations	1.6%
Government National Mortgage Association 2.50%		5/20/65	8,634,115	8,599,708
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (Cost $107,462,041)				109,484,795

	Percentage of Net Assets	Principal Amount/ Shares	Value
INVESTMENT COMPANIES	0.4%
Northern Institutional Treasury Portfolio Premier, 2.29%*		1,813,862	$1,813,862

TOTAL INVESTMENT COMPANIES (Cost $1,813,862)			1,813,862

See notes to Schedule of Investments.

AAAMCO ULTRASHORT FINANCING FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount/ Shares	Value
REPURCHASE AGREEMENTS	70.1%
Amherst Pierpont Securities LLC, 2.70%, (Agreement dated 03/27/19 to be repurchased at $30,015,781 on 04/03,19. Collateralized by U.S. Government Mortgage-Backed Securities and U.S. Government Treasuries, 0.00% - 6.50%, with a value of$31,962,597, due at 02/01/26 - 04/01/49)		30,000,000	$30,000,000
BCM HIF, L.P., 3.05%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Pools, 4.75% - 6.075%, with a value of $28,685,824, due at 07/25/42 -07/25/43 and cash equivalents of $2,710,975)		30,263,426	30,263,426
BCM HIF, L.P., 3.35%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $30,628,595, due at 02/15/29 - 04/15/44 and cash equivalents of $2,724,309)		30,412,287	30,412,287
BMO Capital Markets, 2.80%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $46,417,102 due at 10/15/28 - 03/15/44 and cash equivalents of $1,770,941.)		46,281,401	46,281,401
Brean Capital, 2.76% (Agreement dated 03/25/19 to be repurchased at $1,570,843 on 04/01/19. Collateralized by U.S. Government Mortgage-Backed Security, VRN, with a value of $1,651,275, due 08/01/46)		1,570,000	1,570,000
Capstead Mortgage, 3.05%, (Agreement dated 03/27/19 to be repurchased at $66,230,255 on 04/03/19. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $69,411,791, due 02/15/48)		66,191,000	66,191,000
JVB Financial, 3.10%, (Agreement dated 03/28/19 to be repurchased at $18,073,888 on 04/04/19 and $15,005,167 on 04/01/19. Collateralized by U.S. Government Mortgage-Backed Securities, Fixed & VRN, with a value of $34,145,895, due 01/01/37-03/25/48)		33,063,000	33,063,000
JVB Financial, 3.23%, (Agreement dated 03/05/19 to be repurchased at $5,558,808 on 04/04/19. Collateralized by TMC Master Trust Series 2016-M3 Certificates 3.875% - 5.750%, with a value of $5,911,022, due at 01/01/49 - 03/01/49)		5,543,886	5,543,886
JVB Financial, 3.23%, (Agreement dated 03/05/19 to be repurchased at $8,454,610 on 04/04/19. Collateralized by VIC Master Trust Series 2017-V1 Certificates, 3.75% - 6.25%, with a value of $9,020,241, due at 01/01/44 - 02/01/49)		8,431,915	8,431,915
JVB Financial, 3.25%, (Agreement dated 03/26/19 to be repurchased at $33,044,006.14 on 04/02/19. Collateralized by NMSI Master Trust Series 2018-N2 Certificates, 4.88% - 6.250%, with a value of $34,089,385, due at 12/01/48 - 01/01/49)		33,023,137	33,023,137
Nathan Hale Capital, 2.70%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by U.S. Government Agency and U.S. Government Mortgage-Backed Securities, VRN, with a value of $8,788,087, due 12/18/32 -01/20/49)		8,418,000	8,418,000
Provident, 3.01% (Agreement dated 03/28/19 to be repurchased at $55,169,270 on 04/04/19. Collateralized by U.S. Government Mortgage-Backed Securities, Fixed & VRN, with a value of $56,767,399, due 12/01/21 - 07/01/45)		55,137,000	55,137,000

See notes to Schedule of Investments.

AAAMCO ULTRASHORT FINANCING FUND

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount/ Shares	Value
Solomon Hess, 3.00% (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by a SBA Loans, with a value of $19,858,358, due 12/15/26 - 01/15/44 and cash equivalents of $203,102)		18,920,444	$18,920,444

TOTAL REPURCHASE AGREEMENTS (Cost $367,255,496)			367,255,496

TOTAL INVESTMENTS	100.7%		$527,033,804
NET OTHER ASSETS (LIABILITIES)	(0.7)%		(3,420,163)
NET ASSETS	100.0%		$523,613,641

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED TO-BE-ANNOUNCED SECURITIES SOLD
FIXED RATE MORTGAGE-RELATED SECURITIES	(19.7)%
Freddie Mac 4.00%		4/30/19	(100,000,000)	$(102,935,500)

TOTAL MORTGAGE-BACKED TO-BE-ANNOUNCED SECURITIES SOLD (Proceeds $(102,031,250))				$(102,935,500)

**	All or a portion of security is held as collateral for mortgage-backed to-be-announced securities sold. The fair value of collateral is $100,885,087 at March 31, 2019.

*	The rate presented is the rate in effect at March 31, 2019.

(1)	Variable rate security. The rate presented is the rate in effect at March 31, 2019.

(2)	ICE LIBOR is a benchmark rate produced from the average of interest rates that some of the world’s leading banks charge each other for short-term loans.

See notes to Schedule of Investments.

ULTRA SHORT MORTGAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES	40.0%
1 Mo. London Interbank Offering Rate (LIBOR)	37.2%
Government National Mortgage Association
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 7.00% Cap), 2.88%(1),(2)		3/16/42	$6,826,761	$6,834,086
12 Mo. London Interbank Offering Rate (LIBOR)	0.5%
Fannie Mae
(Floating, ICE LIBOR USD 1Y + 1.72%, 10.21% Cap), 4.48%(1),(2)		9/1/36	90,846	95,097
6 Mo. Certificate Of Deposit Based ARMS	2.3%
Fannie Mae
(Floating, ICE LIBOR USD 6M + 1.00%, 12.08% Cap), 3.56%(1),(2)		6/1/21	15,250	15,254
(Floating, ICE LIBOR USD 6M + 1.50%, 10.53% Cap), 4.13%(1),(2)		12/1/24	240,797	247,726
Freddie Mac
(Floating, ICE LIBOR USD 6M + 1.85%, 9.76% Cap), 4.50%(1),(2)		1/1/26	153,953	157,001
				419,981
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $7,345,683)				7,349,164
FIXED RATE MORTGAGE-RELATED SECURITIES	52.2%
30 Yr. Securities	5.4%
Freddie Mac
6.00%		1/1/35	916,909	987,957
Collateralized Mortgage Obligations	46.8%
Government National Mortgage Association
1.35%		6/16/37	4,879,916	4,709,080
2.50%		5/20/65	3,924,598	3,908,958
				8,618,038
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $9,780,702)				9,605,995

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES	8.0%
Northern Institutional Treasury Portfolio Premier, 2.29%*		1,460,847	$1,460,846
TOTAL INVESTMENT COMPANIES
(Cost $1,460,846)			1,460,846

TOTAL INVESTMENTS	100.2%		$18,416,005
NET OTHER ASSETS (LIABILITIES)	(0.2)%		(29,035)
NET ASSETS	100.0%		$18,386,970

*	The rate presented is the rate in effect at March 31, 2019.

(1)	ICE LIBOR is a benchmark rate produced from the average of interest rates that some of the world’s leading banks charge each other for short-term loans.

(2)	Variable rate security. The rate presented is the rate in effect at March 31, 2019.

 See notes to Schedule of Investments.

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	96.4%
Banks	1.9%
PNC Financial Services Group
(The), Inc.		6,500	$797,290
Capital Goods	10.7%
Cummins, Inc.		10,000	1,578,700
Honeywell International, Inc.		5,500	874,060
Ingersoll-Rand PLC		7,689	830,028
The Boeing Co.		3,000	1,144,260
			4,427,048
Consumer Durables & Apparel	0.9%
NIKE, Inc.		4,500	378,945
Consumer Services	1.0%
Carnival Corp.		8,396	425,845
Diversified Financials	4.5%
Ameriprise Financial, Inc.		2,000	256,200
Charles Schwab (The) Corp.		1,600	68,416
Discover Financial Services		12,942	920,953
S&P Global, Inc.		3,000	631,650
			1,877,219
Energy	5.1%
ConocoPhillips		10,000	667,400
EOG Resources, Inc.		1,500	142,770
Valero Energy Corp.		15,257	1,294,251
			2,104,421
Food & Staples Retailing	4.1%
Costco Wholesale Corp.		7,000	1,694,980
Food, Beverage & Tobacco	0.5%
Philip Morris International, Inc.		2,500	220,975
Health Care Equipment & Services	3.5%
UnitedHealth Group, Inc.		5,892	1,456,856
Household & Personal Products	0.6%
Estee Lauder Cos (The), Inc.		1,500	248,325
Insurance	9.0%
Aflac, Inc.		35,950	1,797,500
Progressive (The) Corp.		24,000	1,730,160
Prudential Financial, Inc.		2,188	201,034
			3,728,694
Materials	3.2%
LyondellBasell Industries NV		15,753	1,324,512
Pharmaceuticals & Biotechnology	11.4%
AbbVie, Inc.		15,000	1,208,850
Amgen, Inc.		6,570	1,248,169
Bristol-Myers Squibb Co.		9,700	462,787
Eli Lilly & Co.		14,000	1,816,640
			4,736,446
Real Estate	2.7%
Simon Property Group, Inc.		6,137	1,118,223

 See notes to Schedule of Investments.

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2019 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Retailing	6.3%
Best Buy Co., Inc.		6,000	$426,360
Dollar General Corp.		1,000	119,300
Home Depot (The), Inc.		5,176	993,222
Lowe’s Cos., Inc.		9,576	1,048,285
			2,587,167
Semiconductors & Semiconductor	7.9%
Broadcom, Inc.		6,300	1,894,473
Intel Corp.		14,500	778,650
KLA-Tencor Corp.		5,000	597,050
			3,270,173
Software & Services	15.3%
Alphabet, Inc.(1)		1,510	1,777,104
Intuit, Inc.		6,250	1,633,812
Mastercard, Inc.		5,000	1,177,250
Microsoft Corp.		14,900	1,757,306
			6,345,472
Technology Hardware & Equipment	2.4%
Cisco Systems, Inc.		6,000	323,940
NetApp, Inc.		9,500	658,730
			982,670
Telecommunication Services	2.6%
AT&T, Inc.		34,000	1,066,240
Utilities	2.8%
Edison International		11,762	728,303
Exelon Corp.		8,500	426,105
			1,154,408
TOTAL COMMON STOCKS
(Cost $31,249,057)			39,945,909

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES	3.7%
Northern Institutional Treasury Portfolio Premier, 2.29%*		1,559,771	$1,559,771
TOTAL INVESTMENT COMPANIES
(Cost $1,559,771)			1,559,771

TOTAL INVESTMENTS	100.1%		$41,505,680
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(54,129)

NET ASSETS	100.0%		$41,451,551

*	The rate presented is the rate in effect at March 31, 2019.

(1)	Non-income producing security.

 See notes to Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS
March 31, 2019

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of March 31, 2019, the Trust is authorized to issue an unlimited number of shares, at no par value, in three separate series: the AAAMCO Ultrashort Financing Fund, the Ultra Short Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The AAAMCO Ultrashort Financing Fund is authorized to issue two classes of shares: Class I Shares and Class Y Shares. Class I and Class Y Shares of the AAAMCO Ultra-short Financing Fund have the same rights and obligations except: (i) Class I Shares bear a distribution fee, while Class Y Shares do not have any distribution fee, which will cause Class I Shares to have a higher expense ratio and to pay lower dividends than those related to Class Y Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements. The AAAMCO Ultrashort Financing Fund commenced operations on June 6, 2017. The Ultra Short Mortgage Fund offers a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value (“NAV”) as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2019

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which may approximate fair value. Repurchase agreements are valued at par daily, as long as the market value of collateral is sufficient to support this valuation. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Pricing Committee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Pricing Committee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/ dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
AAAMCO Ultrashort Financing Fund
Adjustable Rate Mortgage-Related Securities	$—	$48,479,651	$—	$48,479,651
Fixed Rate Mortgage-Related Securities	—	109,484,795	—	109,484,795
Repurchase Agreements	—	367,255,496	—	367,255,496
Investment Companies	1,813,862	—	—	1,813,862
Total Investments	1,813,862	525,219,942	—	527,033,804
Other Financial Instruments
Liabilities
Security Sold Short	—	(102,935,500)	—	(102,935,500)
Total Other Financial Instruments	—	(102,935,500)	—	(102,935,500)
Ultra Short Mortgage Fund
Adjustable Rate Mortgage-Related Securities	—	7,349,164	—	7,349,164
Fixed Rate Mortgage-Related Securities	—	9,605,995	—	9,605,995
Investment Companies	1,460,847	—	—	1,460,846
Total Investments	1,460,847	16,955,159	—	18,416,005
Large Cap Equity Fund
Common Stocks	39,945,909	—	—	39,945,909
Investment Companies	1,559,771	—	—	1,559,771
Total Investments	41,505,680	—	—	41,505,680

NOTES TO FINANCIAL STATEMENTS (concluded)
March 31, 2019

As of March 31, 2019, there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 as of March 31, 2019, based on levels assigned to securities as of October 31, 2017.

REPURCHASE AGREEMENTS

The AAAMCO Ultrashort Financing Fund and the Ultra Short Mortgage Fund may invest in obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks that may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The Funds, through the custodian, receives delivery of the underlying collateral for each repurchase agreement. The Funds require the custodian to take possession of all collateral for repurchase agreements. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited. There were no repurchase agreements held by the Ultra Short Mortgage Fund as of March 31, 2019.

The Funds may enter into transactions subject to enforceable netting arrangements (“netting arrangements”) under a repurchase agreement. Generally, netting arrangements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty. In addition, netting arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of March 31, 2019, the AAAMCO Ultrashort Financing Fund has invested in the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following table presents the repurchase agreements, which are subject to netting arrangements, as well as the collateral received related to those repurchase agreements.

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund Name	Counterparty	Gross Amounts of Assets Presented In Statements of Assets and Liabilities	Financial Instruments	Net Amount
AAMCO Ultrashort Financing Fund	Amherst Pierpont Securities LLC	$30,000,000	$(30,000,000)	$—
	BCM High Income Fund, L.P.	60,675,713	(60,675,713)	—
	BMO Capital Markets	46,281,401	(46,281,401)	—
	Brean Capital	1,570,000	(1,570,000)	—
	Capstead Mortgage	66,191,000	(66,191,000)	—
	JVB Financial Group, LLC	80,061,937	(80,061,937)	—
	Nathan Hale Capital	8,418,000	(8,418,000)	—
	Provident	55,137,000	(55,137,000)	—
	Solomon Hess	18,920,444	(18,920,444)	—
	Total	$367,255,495	$(367,255,495)	$—

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Asset Management Fund

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Bunstine
David Bunstine, President

Date:	May 24, 2019

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	May 24, 2019